Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

9. Leases

The Group’s lease payments for office space leases include fixed rental payments and do not consist of any variable lease payments that depend on an index or a rate. As of December 31, 2024 and 2025, there was no leases that have not yet commenced.

The following represents the aggregate right-of-use assets and related lease liabilities as of December 31, 2024 and 2025:

	December 31, 2024	December 31, 2025
	RMB	RMB
Operating lease right-of-use assets	5,653	6,453
Short-term operating lease liabilities	(3,037)	(4,727)
Long-term operating lease liabilities	(2,137)	(801)
Total operating leased liabilities	(5,174)	(5,528)

The weighted average lease term and weighted average discount rate as of December 31, 2024 and 2025 were as follows:

	December 31, 2024	December 31, 2025
	RMB	RMB
Weighted average lease term:
Operating leases	1.96	1.34
Weighted average discount rate:
Operating leases	3.43%	2.96%

The components of lease expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease cost	8,880	5,599	5,807
Cost of other leases with period less than one year	1,194	3,340	1,614
Total	10,074	8,939	7,421

Supplemental cash flow information related to leases for the years ended December 31, 2023, 2024 and 2025 were as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	8,984	5,138	6,052
Supplemental noncash information:
Right-of-use assets obtained in exchange for lease obligations	5,602	6,843	7,047
Right-of-use assets released due to termination of lease contracts	(1,666)	(6,179)	(648)

9. Leases (Continued)

Maturities of lease liabilities at December 31, 2025:

December 31, 2025
RMB
2026	4,618
2027	1,017
Total remaining undiscounted lease payments	5,635
Less: interest	(107)
Total present value of operating lease liabilities	5,528
Less: short-term operating lease liabilities	(4,727)
Long-term operating lease liabilities	801